Debt with related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Debt with related parties

Note 13 - Debt with related parties:

13.1.
Transactions with related parties

	December 31, 2024		December 31, 2023		December 31, 2022
Interest expense on Promissory Notes payable to stockholders	Ps.	20,800	Ps.	152,063	Ps.	151,198
Interest expense on Promissory Notes payable to other related parties		53,189		389,021		386,966
Interest expense on Promissory Notes payable to key management personnel		1,979		14,349		14,162
Interest expense on Promissory Notes payable to close family member of key management		200		1,449		1,430
Costs of modification and remeasurement of Promissory Notes payable to shareholder		—		20,719		—
Costs of modification and remeasurement of Promissory Notes payable to other related parties		—		59,951		—
Costs of modification and remeasurement of Promissory Notes payable to key management personnel		—		2,019		—
Costs of modification and remeasurement of Promissory Notes payable to close family member of key management		—		204		—
Deferred bonus expense payable to key Management personnel		1,191		—		11,787
Interest accrued on bonus payable to key management personnel		—		4,523		3,460
Professional fees payable to other related parties (1)		—		1,868		2,048
Total	Ps.	77,359	Ps.	646,166	Ps.	571,051

(1)
Corresponds to the annual payment of professional services made to QS management Ltd. which is a related party of QS BBB.
13.2.
Balances with related parties
a.
Current liabilities

	December 31, 2024		December 31, 2023
Deferred bonus payable (1)	Ps.	—	Ps.	43,161
Other bonus payable		58,702		35,269
Total	Ps.	58,702	Ps.	78,430

b.
Non-current liabilities

	December 31, 2024		December 31, 2023
Promissory Notes (2)		—		4,340,452
Total	Ps.	—	Ps.	4,340,452

(1)
Part of this balance was deferred and accrued interest at a rate ranging from 10% to 15%. In March 2024, the Company repaid the outstanding amount of the deferred bonus payable.
(2)
In February 2024, the Company repaid the outstanding amount of the Senior Promissory Notes, the 2017 and 2020 Junior Promissory Notes, with the proceeds of the IPO (See Note 1).
13.3.
As of December 31, 2023, the Company’s debt related to the Promissory Notes was as follows:

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(1)	Accrued Interest Payable Ps.(1)	Total Ps.(1)	Interest Rate	Maturity
Non-Current
Senior Promissory Notes (Note 14)	94,747,329	US$	1,592,780	2,565,678	4,158,458	14%	Dec 2026
2017 Junior Promissory Notes (Note 14)	5,000,000	US$	70,953	108,292	179,245	15%	Dec 2026
2020 Junior Promissory Notes (Note 14)	650,000	US$	1,689	1,060	2,749	14%	Dec 2026
Total	100,397,329		1,665,422	2,675,030	4,340,452

(1)
These amounts correspond only to the portion due to related parties; the remaining balance is disclosed as debt (See Note 14).

The Mexican Subsidiaries were guarantors of the Company’s obligations under the Promissory Notes.

Terms and conditions of the Promissory Notes

a.
On November 30, 2016, BBB Foods Inc. entered into a Senior Promissory Notes Agreement, pursuant to which the Company issued promissory notes (the “Promissory Notes”) in the aggregate amount of US$94,747,329, of which 99.5% was due to related parties and 0.5% to third parties. The total amount has been split to show the nature of the counterparty. On October 23, 2023, the Company signed an amendment to extend the maturity up to December 31, 2026, agreeing to pay to the holders an additional amount of US$4,100,000 at maturity, and an advisory fee of US$400,000 to QS management Ltd., which led to classify the transaction as a debt modification.
b.
Amounts outstanding under the Promissory Notes were as follows:

	December 31, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	4,158,458
Third parties		—		20,454
Total	Ps.	—	Ps.	4,178,912

The balance due to related parties was as follows:

	December 31, 2024		December 31, 2023
BBB Foods Inc. stockholders	Ps.	—	Ps.	1,122,056
Investment fund related to QS BBB		—		3,035,234
Key management personnel		—		1,168
Total	Ps.	—	Ps.	4,158,458

c.
2017 Junior Promissory Notes:

On August 9, 2017, BBB Foods Inc. entered into a Junior Promissory Notes Agreement, pursuant to which the Company issued promissory notes (the “2017 Junior Notes") in the aggregate amount of US$5,000,000, of which 84% was due to related parties and 16% to third parties, with a term of 9 years. On October 23, 2023, the Company signed an amendment to extend the maturity up to December 31, 2026 agreeing to pay to the holders an additional amount of US$230,000, which led to classify the transaction as a debt modification. The 2017 Junior Notes were held by both related parties and third parties. The total amount has been split to show the nature of the counterparty.

Amounts outstanding under the 2017 Junior Notes were as follows:

	December 31, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	179,245
Third parties		—		34,142
Total	Ps.	—	Ps.	213,387

The balance due to related parties was as follows:

	December 31, 2024		December 31, 2023
Key management personnel	Ps.	—	Ps.	104,559
BBB Foods Inc. stockholders		—		59,748
Close family member of key management		—		10,670
Other related parties		—		4,268
Total	Ps.	—	Ps.	179,245

d.
2020 Junior Promissory Notes:

On June 30, 2020, BBB Foods Inc. entered into a Junior Promissory Notes Agreement, whereby the Company issued promissory notes (the “2020 Junior Notes”), in the aggregate amount of US$650,000, out of which 15.4% corresponded to related parties and 84.6% to third parties, with 6 years-term. The 2020 Junior Notes were held by both related parties, and third parties, so the total amount has been split to show the nature of the counterparty.

Amounts outstanding under the 2020 Junior Notes were as follows:

	December 31, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	2,749
Third parties		—		15,118
Total	Ps.	—	Ps.	17,867

The balance due to related parties was as follows:

	December 31, 2024		December 31, 2023
BBB Foods Inc. stockholders	Ps.	—	Ps.	2,749
Total	Ps.	—	Ps.	2,749

e.
Covenants

The Promissory Notes contained certain provisions that the Company complied as of December 31, 2023.

13.4.
Key management personnel compensation
a.
Compensation to key management personnel was Ps.748,907, Ps. 515,483 and Ps. 411,449, respectively, and was recognized as part of administrative expenses.

	December 31, 2024		December 31, 2023		December 31, 2022
Share-based payments (Note 22)	Ps.	418,943	Ps.	334,493	Ps.	250,375
Short-term employee benefits		77,575		122,370		98,137
Other bonuses (1)		148,189		58,620		51,150
Deferred bonus		—		—		11,787
	Ps.	644,707	Ps.	515,483	Ps.	411,449

(1)
The outstanding amount payable of these bonuses as of December 31, 2024 and 2023 is Ps.58,702 and Ps.35,269, respectively. (See Note 13).

b.
The CEO of Tiendas 3 B is shareholder of Bolton Partners LTD, an entity that has significant influence over BBB Foods Inc. (See Note 1).